Offerings - Offering: 1	Jul. 31, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Maximum Aggregate Offering Price	$ 495,965,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,204.43
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.